SEWARD & KISSEL LLP
901 K Street, N.W.
Suite 800
Washington, D.C. 20001

Telephone: (202) 737-8833
Facsimile: (202) 737-5184
www.sewkis.com

February 11, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  AllianceBernstein Variable Products Series Fund, Inc.
•	AB Global Bond Portfolio
•	AB Global Risk Allocation – Moderate Portfolio
•	AB Multi-Manager Alternative Strategies Portfolio
File Nos. 33-18647 and 811-05398

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 62 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 63 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Variable Products Series Fund, Inc. (the Amendment").  We are making this filing for the purpose of registering three (3) new portfolios, the AB Global Bond Portfolio; the  AB Global Risk Allocation – Moderate Portfolio; and the AB Multi-Manager Alternative Strategies Portfolio.

Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202)737-8833.

Sincerely,

/s/ Anna C. Leist
    Anna C. Leist

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